Note 6	6 Months Ended
Jun. 30, 2025
Risk Management [Abstract]
Disclosure of risk management [Text Block]	Risk management
The principles and risk management policies, as well as tools and procedures established and implemented in the Group as of June 30, 2025 do not differ significantly from those included in Note 7 of the consolidated financial statements of the Group for the year ended December 31, 2024.
Risk factors
The BBVA Group has processes in place for identifying risks and analyzing scenarios in order to enable the Group to manage risks in a dynamic and proactive way.
The risk identification processes are forward looking to seek the identification of emerging risks and take into account the concerns of both the business areas, which are close to the reality of the different geographical areas, and the corporate areas and senior management.
Risks are identified and measured consistently using the methodologies deemed appropriate in each case. Their measurement includes the design and application of scenario analyses and stress testing and considers the controls to which the risks are subjected.
As part of this process, a forward projection of the Risk Appetite Framework (hereinafter, "RAF") variables in stress scenarios is conducted in order to identify possible deviations from the established thresholds. If any such deviations are detected, measures are taken to seek to keep the variables within the target risk profile.
In this context, there are a number of emerging risks that could affect the evolution of the Group’s business, including the below and those mentioned in Note 7.1 to the consolidated financial statements of the Group for the year ended December 31, 2024:
Macroeconomic and geopolitical risks
The Group is sensitive to economic conditions and the institutional environment of the countries in which it operates, and the Group is exposed to sovereign debt especially in Spain, Mexico and Turkey.
The global economy is undergoing significant changes due to, among other reasons, the policies of the U.S. administration. Uncertainty surrounding their consequences is exceptionally high, substantially increasing geopolitical, economic and financial risks.
The recent significant increase in U.S. tariffs on imports has triggered financial market volatility, reinforcing global-wide risks. The level and duration of these tariffs, and uncertainty in connection therewith, could negatively impact the world economy, worsening the prospects for the macroeconomic environment. As a result of adopted or announced tariffs, global growth could decelerate significantly.
While fiscal stimulus and monetary easing measures could partially offset the impact of trade protectionism, particularly in the Eurozone, where significant public spending increases have been announced, the impact of higher U.S. tariffs could be amplified by the adoption of retaliatory measures by other countries, sustained uncertainty, weakening confidence levels and financial volatility, among other factors.
Increased tariffs also raise the risk of inflation in the United States, which has contributed to the Federal Reserve’s decision to keep interest rates unchanged in recent months and limited the scope for rate cuts in 2025. In the Eurozone, limited inflationary pressures have allowed the ECB to reduce the deposit facility rate to 2.0% in June 2025. While an additional rate cut is possible in the second half of 2025, the ECB may instead choose to keep rates unchanged.
Beyond higher import tariffs, tighter U.S. controls on migration flows could also affect the labor market, add to inflationary pressures and weigh on economic growth. The U.S. administration’s fiscal, regulatory, industrial and foreign policies, among others, could likewise contribute to financial and macroeconomic volatility.
Amid heightened uncertainty over U.S. policies and large fiscal deficits, the U.S. risk premium has recently increased, pushing up long-term sovereign yields and weakening the U.S. dollar. These developments could also spark episodes of volatility, especially given the high debt levels in both developed and emerging economies.
Rising trade protectionism and the growing U.S.-China rivalry could further heighten geopolitical tensions, especially against the backdrop of ongoing conflicts in Ukraine and in the Middle East. In response to these risks and the changes in the foreign policy of the U.S. administration, the European Union has adopted measures to increase military spending, which could support growth, while also adding to upward pressures on inflation and interest rates in the region.
Overall, rising global geopolitical tensions increase uncertainty around the outlook for the world economy and the likelihood of economic and financial disruptions, including an economic recession.
The Group is exposed, among others, to the following general risks related to the economic and institutional environment in the countries where it operates: changes in economic activity, including potential recession scenarios; inflationary pressures that could lead to tightening of monetary conditions; stagflation triggered by intense or prolonged supply shocks, including as a result of a protectionist escalation or a sharp rise in oil and gas prices; exchange rate volatility; adverse developments in real estate markets; changes in the institutional environment of the countries where the Group operates, which could lead to sudden and pronounced GDP contractions and/or shifts in regulatory or government policy, including capital controls, dividend restrictions, or the imposition of new taxes or levies; high levels of public debt or external deficits, which could lead to sovereign credit rating downgrades or defaults or debt restructurings; the impact of policies adopted by the current U.S. administration, about which significant uncertainty remains; and episodes of financial market volatility, such as those seen recently, that could result in significant losses for the Group.
In Spain, political, regulatory, and economic conditions may have a negative impact on activity. In Mexico, there is considerable uncertainty regarding the impact of recently approved constitutional and institutional reforms, and the policies of the U.S. administration have already adversely affected the country’s economy and deteriorated its prospects. In Turkey, despite the gradual improvement in macroeconomic conditions, the situation remains relatively unstable, marked by pressure on the Turkish lira, high inflation, a significant trade deficit, relatively low central bank foreign exchange reserves, and high external financing costs. Recent political and social tensions and the geopolitical situation in the Middle East could also trigger new episodes of financial volatility and macroeconomic risks. In Argentina, despite the improved prospects for the economy following significant fiscal, monetary and exchange rate adjustments, the risk of economic and financial turmoil persists. Lastly, in Colombia and Peru, climate-related factors, political tensions, and a deterioration of public finances could weigh on economic performance.
Any of these factors may have a significant adverse effect on the Group’s business, financial condition and results of operations.
For additional information on the impact of the macroeconomic scenarios used in the estimation of expected credit loss, see Note 6.2.3 "Measurement of Expected Credit Loss (ECL)".
Regulatory and reputational risks
Financial institutions are exposed to a complex and ever-changing regulatory environment defined by governments and regulators. Regulatory activity in recent years has affected multiple areas, including changes in accounting standards; strict regulation of capital, liquidity and remuneration; bank charges and taxes on financial transactions; regulations affecting mortgages, banking products and consumers and users; recovery and resolution measures; stress tests; prevention of money laundering and terrorist financing; market abuse; conduct in the financial markets; anti-corruption; and requirements as to the periodic publication of information. Governments, regulatory authorities and other institutions continually make proposals to strengthen the resistance of financial institutions to future crises. Further, there is an increasing focus on the climate-related financial risk management capabilities of banks. Any change in the Group’s business that is necessary to comply with any particular regulations at any given time, especially in Spain, Mexico or Turkey, could lead to a considerable loss of income, limit the Group’s ability to identify business opportunities, affect the valuation of its assets, force the Group to increase its prices and, therefore, reduce the demand for its products, impose additional costs on the Group or otherwise adversely affect its business, financial condition and results of operations.
The financial sector is under ever closer scrutiny by regulators, governments and society itself. In the course of activities, situations which might cause relevant reputational damage to the Group could arise and might affect the regular course of business.
New business and operational risks and legal risks
New technologies and forms of customer relationships: Developments in the digital world and in information technologies pose significant challenges for financial institutions, entailing threats (new competitors, disintermediation, etc.) but also opportunities (new framework of relations with customers, greater ability to adapt to their needs, new products and distribution channels, etc.).
Digital transformation is a priority for the Group which includes among its objectives the development of advanced 'Next Gen' technological capabilities, artificial intelligence, and the continuous improvement of the customer experience.
Technological risks and security breaches: The Group is exposed to new threats such as cyber-attacks, theft of internal and customer databases, fraud in payment systems, etc. that require major investments in security from both the technological and human point of view. The Group gives great importance to the active operational and technological risk management and control. Any attack, failure or deficiency in the Group’s systems could, among other things, lead to the misappropriation of funds of the Group’s clients or the Group itself and the unauthorized disclosure, destruction or use of confidential information, as well as prevent the normal operation of the Group and impair its ability to provide services and carry out its internal management. In addition, any attack, failure or deficiency could result in the loss of customers and business opportunities, damage to computers and systems, violation of regulations regarding data protection and/or other regulations, exposure to litigation, fines, sanctions or interventions, loss of confidence in the Group’ s security measures, damage to its reputation, reimbursements and compensation, and additional regulatory compliance expenses and could have a significant adverse impact on the Group’ s business, financial condition and results of operations.
Legal risks: The financial sector faces an environment of increasing regulatory and litigious pressure, and thus, the various Group entities are frequently party to individual or collective judicial proceedings (including class actions) resulting from their activity and operations, as well as arbitration proceedings. The Group is also party to government procedures and investigations, such as those carried out by the antitrust authorities in certain countries which, among other things, have in the past and could in the future result in sanctions, as well as lead to claims by customers and others. In addition, the regulatory framework in the jurisdictions in which the Group operates is evolving towards a supervisory approach more focused on the opening of sanctioning proceedings. In addition, some regulators are focusing their attention on consumer protection and behavioral risk.
In Spain and in other jurisdictions where the Group operates, legal and regulatory actions and proceedings against financial institutions, prompted in part by certain judgments in favor of consumers handed down by national and supranational courts (with regards to matters such as credit cards and mortgage loans), have increased significantly in recent years and this trend could continue in the future. Legal and regulatory actions and proceedings faced by other financial institutions in relation to these and other matters, especially if such actions or proceedings result in favorable resolutions for the consumer, could also adversely affect the Group.
There are also claims before Spanish courts challenging the validity of certain revolving credit card agreements. Rulings in these types of proceedings, whether against the Bank or other financial institutions, could negatively affect the Group.
Additionally, in relation to the ESG area, factors that may affect these new business, operational and legal risks have been identified.
All of the above may result in a significant increase in operating and compliance costs or even a reduction of revenues, and it is possible that an adverse outcome in any proceedings (depending on the amount thereof, the penalties imposed or the procedural or management costs for the Group) could damage the Group's reputation, generate a knock-on effect or otherwise adversely affect the Group.
It is difficult to predict the outcome of legal and regulatory actions and proceedings, both those to which the Group is currently exposed and those that may arise in the future, including actions and proceedings relating to former Group subsidiaries or in respect of which the Group may have indemnification obligations. Any of such outcomes could be significantly adverse to the Group. In addition, a decision in any matter, whether against the Group or against another credit entity facing similar claims as those faced by the Group, could give rise to other claims against the Group. In addition, these actions and proceedings attract resources from the Group and may occupy a great deal of attention on part of the Group's management and employees.
As of June 30, 2025, the Group had €761 million in provisions for the proceedings it is facing (included in the line "Provisions for taxes and other legal contingencies" in the consolidated balance sheet) (see Note 23), of which €585 million correspond to legal contingencies and €176 million to tax related matters, without significant change since December 31, 2024. However, the uncertainty arising from these proceedings (including those for which no provisions have been made, either because the probability of an unfavorable outcome for the Group is estimated to be remote, or because it is not possible to estimate them or for other reasons) makes it impossible to guarantee that the possible losses arising from the resolution of these proceedings will not exceed, where applicable, the amounts that the Group currently has provisioned and, therefore, could affect the Group's consolidated results in a given period.
As a result of the above, legal and regulatory actions and proceedings currently faced by the Group or to which it may become subject in the future or which may otherwise affect the Group, whether individually or in the aggregate, if resolved in whole or in part adversely to the Group's interests, could have a material adverse effect on the Group’s business, financial condition and results of operations.
Spanish judicial authorities are investigating the activities of Centro Exclusivo de Negocios y Transacciones, S.L. (“Cenyt”). Such investigation includes the provision of services by Cenyt to BBVA. On July 29, 2019, BBVA was named as an investigated party (investigado) in a criminal judicial investigation (Preliminary Proceeding No. 96/2017 – Piece No. 9, Central Investigating Court No. 6 of the National High Court) for alleged facts which could constitute bribery, revelation of secrets and corruption. Certain current and former officers and employees of the Group, as well as former directors, have also been named as investigated parties in connection with this investigation. Since the beginning of the investigation, BBVA has been proactively collaborating with the Spanish judicial authorities, including sharing with the courts information obtained in the internal investigation hired by the entity in 2019 to contribute to the clarification of the facts.
By order of the Criminal Chamber of the National High Court, the pre-trial phase ended on January 29, 2024. On June 20, 2024, the Judge issued an order authorizing the continuation of abbreviated criminal proceedings against the Bank and certain current and former officers and employees of the Bank, as well as against some former directors, for alleged facts which could constitute bribery and revelation of secrets. It is not possible at this time to predict the possible outcomes or implications for the Group of this matter, including any fines, damages or harm to the Group’s reputation caused thereby.
Credit risk
Credit risk arises from the probability that one party to a financial instrument will fail to meet its contractual obligations for reasons of insolvency or inability to pay and cause a financial loss for the other party. The general principles governing credit risk management in the BBVA Group, as well as the credit risk management in the Group as of June 30, 2025 do not differ significantly from those included in Note 7 of the consolidated financial statements of the Group for the year ended December 31, 2024.
6.2.1    Credit risk exposure
The BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of June 30, 2025 and December 31, 2024 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to ensure compliance with payment obligations. The details are broken down by category of financial instruments:

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	June 2025	Stage 1	Stage 2	Stage 3
Financial assets held for trading		72,957
Equity instruments	9	6,744
Debt securities	9	27,796
Loans and advances	9	38,417
Non-trading financial assets mandatorily at fair value through profit or loss		10,841
Equity instruments	10	9,822
Debt securities	10	599
Loans and advances	10	419
Financial assets designated at fair value through profit or loss	11	980
Derivatives (trading and hedging)		47,107
Financial assets at fair value through other comprehensive income		58,239
Equity instruments	12	1,603
Debt securities		56,612	56,582	—	30
Loans and advances to credit institutions	12	25	25	—	—
Financial assets at amortized cost		535,357	490,913	30,278	14,166
Debt securities		63,973	63,936	2	35
Loans and advances to central banks		8,732	8,732	—	—
Loans and advances to credit institutions		24,368	24,359	9	—
Loans and advances to customers		438,285	393,887	30,267	14,131
Total financial assets risk		725,481
Total loan commitments and financial guarantees		294,337	285,528	8,156	653
Loan commitments given	30	211,381	205,577	5,645	159
Financial guarantees given	30	22,273	21,273	857	143
Other commitments given	30	60,682	58,678	1,654	351
Total maximum credit exposure		1,019,818

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	December 2024	Stage 1	Stage 2	Stage 3
Financial assets held for trading		72,945
Equity instruments	9	6,760
Debt securities	9	27,955
Loans and advances	9	38,230
Non-trading financial assets mandatorily at fair value through profit or loss		10,546
Equity instruments	10	9,782
Debt securities	10	407
Loans and advances	10	358
Financial assets designated at fair value through profit or loss	11	836
Derivatives (trading and hedging)		53,229
Financial assets at fair value through other comprehensive income		59,115
Equity instruments	12	1,451
Debt securities		57,639	55,315	2,309	16
Loans and advances to credit institutions	12	25	25	—	—
Financial assets at amortized cost		514,086	467,910	31,930	14,246
Debt securities		59,070	58,887	149	34
Loans and advances to central banks		8,261	8,261	—	—
Loans and advances to credit institutions		22,668	22,658	8	2
Loans and advances to customers		424,087	378,104	31,772	14,211
Total financial assets risk		710,757
Total loan commitments and financial guarantees		262,233	253,291	8,150	791
Loan commitments given	30	188,515	182,830	5,524	160
Financial guarantees given	30	22,503	21,513	798	192
Other commitments given	30	51,215	48,948	1,828	439
Total maximum credit exposure		972,990
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2025 and December 31, 2024 is shown below:

June 2025 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	246,968	224,330	15,223	7,414	(4,760)	(530)	(617)	(3,613)	242,207	223,800	14,606	3,801
Mexico	91,852	82,971	6,363	2,518	(3,136)	(1,244)	(609)	(1,283)	88,716	81,727	5,754	1,235
Turkey ⁽²⁾	49,841	43,191	4,535	2,114	(1,795)	(236)	(330)	(1,229)	48,046	42,955	4,205	886
South America ⁽³⁾	48,396	42,209	4,117	2,070	(1,921)	(367)	(261)	(1,292)	46,475	41,841	3,855	778
Others	1,228	1,185	30	14	(9)	(1)	(1)	(8)	1,219	1,184	29	6
Total ⁽⁴⁾	438,285	393,887	30,267	14,131	(11,621)	(2,378)	(1,818)	(7,425)	426,663	391,508	28,449	6,706
Of which: individual					(1,379)	(20)	(332)	(1,027)
Of which: collective					(10,243)	(2,359)	(1,487)	(6,397)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2025, the remaining balance was €86 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2024 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	232,185	208,969	15,637	7,579	(4,684)	(543)	(631)	(3,510)	227,501	208,426	15,006	4,069
Mexico	91,717	83,053	6,147	2,517	(3,055)	(1,210)	(542)	(1,303)	88,662	81,843	5,605	1,214
Turkey ⁽²⁾	50,083	42,708	5,534	1,841	(1,784)	(243)	(390)	(1,151)	48,299	42,465	5,144	690
South America ⁽³⁾	48,897	42,204	4,431	2,262	(2,079)	(393)	(283)	(1,403)	46,818	41,811	4,148	860
Others	1,205	1,170	23	12	(9)	—	(1)	(7)	1,197	1,170	22	4
Total ⁽⁴⁾	424,087	378,104	31,772	14,211	(11,611)	(2,389)	(1,847)	(7,374)	412,477	375,715	29,925	6,837
Of which: individual					(1,532)	(13)	(321)	(1,197)
Of which: collective					(10,079)	(2,376)	(1,526)	(6,177)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024, the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.
The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2025 and December 31, 2024 is shown below:

June 2025 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	7	—	16	3,708	2,213	5,944	6,203
Credit card debt	—	1	—	3	2,258	24,653	26,915	28,993
Commercial debtors		971	176	1,347	27,424	128	30,045	30,298
Finance leases	—	170	—	10	9,732	300	10,211	10,443
Reverse repurchase loans	—	240	9,195	26	—	—	9,461	9,463
Other term loans	8,459	24,341	8,400	14,319	154,614	155,091	365,224	373,980
Advances that are not loans	266	492	6,659	3,668	978	321	12,383	12,448
LOANS AND ADVANCES	8,725	26,220	24,430	19,389	198,714	182,706	460,183	471,828
By secured loans
Of which: mortgage loans collateralized by immovable property		235	—	675	29,094	98,329	128,333	130,953
Of which: other collateralized loans	—	6,109	9,007	621	10,988	2,752	29,478	29,715
By purpose of the loan
Of which: credit for consumption						67,663	67,663	72,840
Of which: lending for house purchase						99,210	99,210	100,786
By subordination
Of which: project finance loans					5,940		5,940	6,046

December 2024 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	8	—	59	3,140	2,099	5,307	5,521
Credit card debt	—	1	—	3	2,268	25,449	27,721	29,669
Commercial debtors		1,077	71	1,244	29,247	125	31,764	32,023
Finance leases	—	171	—	11	9,672	270	10,125	10,364
Reverse repurchase loans	—	219	9,157	44	—	—	9,420	9,422
Other term loans	7,803	20,519	7,529	11,771	148,167	151,313	347,102	356,002
Advances that are not loans	452	117	5,960	4,365	1,084	353	12,330	12,397
LOANS AND ADVANCES	8,255	22,111	22,719	17,497	193,579	179,610	443,769	455,399
By secured loans
Of which: mortgage loans collateralized by immovable property		245	—	680	29,307	97,627	127,860	130,633
Of which: other collateralized loans	—	6,059	9,628	530	10,996	2,648	29,861	30,129
By purpose of the loan
Of which: credit for consumption						67,446	67,446	72,447
Of which: lending for house purchase						98,570	98,570	100,218
By subordination
Of which: project finance loans					6,669		6,669	6,901
The value of guarantees received as of June 30, 2025 and December 31, 2024, is as follows:

GUARANTEES RECEIVED (MILLIONS OF EUROS)

	June 2025	December 2024
Value of collateral	144,941	144,844
Of which: guarantees normal risks under special monitoring	10,959	11,318
Of which: guarantees impaired risks	3,352	3,562
Value of other guarantees	60,189	56,589
Of which: guarantees normal risks under special monitoring	4,633	4,273
Of which: guarantees impaired risks	1,146	1,153
Total value of guarantees received	205,130	201,433
6.2.2    Impaired loans
The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, including their gross carrying amount, impaired loans and advances, and accumulated impairment, by counterparties as of June 30, 2025 and December 31, 2024, is as follows:

June 2025 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	8,732	—	(7)
General governments	26,237	20	(17)
Credit institutions	24,368	—	(17)
Other financial corporations	19,412	11	(23)
Non-financial corporations	202,542	4,883	(4,016)
Households	190,093	9,218	(7,565)
LOANS AND ADVANCES	471,384	14,131	(11,645)

December 2024 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	8,261	—	(6)
General governments	22,133	26	(23)
Credit institutions	22,668	2	(13)
Other financial corporations	17,524	12	(26)
Non-financial corporations	197,521	5,014	(4,134)
Households	186,910	9,158	(7,427)
LOANS AND ADVANCES	455,016	14,213	(11,630)
The changes during the six months ended June 30, 2025, and the year ended December 31, 2024 of impaired financial assets (financial assets and guarantees given) are as follows:

CHANGES IN IMPAIRED FINANCIAL ASSETS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	June 2025	December 2024
Balance at the beginning	14,891	15,362
Additions	6,082	12,255
Decreases ⁽¹⁾	(3,442)	(7,346)
Net additions	2,640	4,909
Amounts written-off	(2,287)	(4,559)
Exchange differences and other	(585)	(820)
Balance at the end	14,659	14,891
(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.
6.2.3    Measurement of Expected Credit Loss (ECL)
As of June 30, 2025, the models for calculating expected losses used by the Group to prepare the attached Consolidated Financial Statements do not differ significantly from those detailed in Note 7 to the consolidated financial statements of the Group for the year ended December 31, 2024, except for the update of the macroeconomic scenarios, as such models have incorporated its estimated impact on economic activity and the main economic indicators for the first half of 2025.
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of June 30, 2025:

POSITIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.84%	8.39%	5.47%	0.00%	3.00%	4.19%	4.99%	9.01%
2026	3.94%	7.24%	5.91%	3.49%	3.32%	4.22%	8.18%	8.88%
2027	6.03%	6.74%	7.36%	3.72%	3.07%	4.81%	7.36%	8.59%
2028	6.94%	6.36%	7.68%	3.64%	2.95%	5.13%	6.30%	8.70%
2029	6.96%	6.08%	7.25%	3.57%	2.89%	5.17%	5.55%	8.87%
2030	6.40%	5.85%	6.16%	3.54%	2.82%	5.32%	5.52%	9.02%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	3.36%	6.18%	6.10%	5.93%	3.16%	8.97%
2026	3.94%	6.17%	7.25%	5.43%	4.42%	8.81%
2027	4.04%	6.03%	7.87%	4.85%	4.31%	8.51%
2028	3.87%	5.92%	7.55%	4.28%	4.33%	8.40%
2029	3.53%	5.83%	7.52%	3.86%	4.32%	8.46%
2030	3.42%	5.75%	7.40%	3.57%	4.40%	8.48%

ESTIMATE OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.48%	10.48%	5.16%	(0.45)%	3.02%	4.17%	3.49%	9.18%
2026	1.65%	10.23%	3.28%	1.24%	3.49%	4.25%	4.01%	9.95%
2027	1.85%	9.90%	2.33%	1.74%	3.32%	4.37%	4.17%	10.28%
2028	1.80%	9.60%	1.62%	1.87%	3.25%	4.45%	4.20%	10.48%
2029	1.80%	9.30%	1.41%	1.89%	3.20%	4.33%	3.96%	10.50%
2030	1.85%	9.00%	1.31%	1.91%	3.13%	4.34%	4.04%	10.50%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	3.12%	6.19%	5.47%	5.98%	2.25%	9.06%
2026	2.66%	6.26%	3.96%	5.70%	2.74%	9.23%
2027	2.60%	6.20%	2.99%	5.40%	2.93%	9.14%
2028	2.56%	6.16%	2.46%	5.03%	3.05%	9.16%
2029	2.32%	6.12%	2.51%	4.70%	3.08%	9.32%
2030	2.29%	6.07%	2.49%	4.43%	3.17%	9.42%

NEGATIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.11%	12.56%	4.85%	(0.84)%	3.04%	4.15%	2.71%	9.26%
2026	(0.42)%	13.19%	0.90%	(0.51)%	3.63%	4.25%	1.12%	10.62%
2027	(1.91)%	13.03%	(2.10)%	0.05%	3.54%	4.04%	1.70%	11.46%
2028	(2.94)%	12.82%	(3.78)%	0.38%	3.50%	3.89%	2.95%	11.70%
2029	(3.07)%	12.51%	(3.91)%	0.44%	3.47%	3.63%	3.19%	11.54%
2030	(2.45)%	12.13%	(3.12)%	0.47%	3.41%	3.52%	3.04%	11.43%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	2.07%	6.24%	4.35%	6.05%	1.20%	9.16%
2026	0.26%	6.47%	(0.46)%	6.09%	0.18%	9.83%
2027	0.42%	6.54%	(2.28)%	6.08%	0.98%	10.05%
2028	0.51%	6.58%	(2.72)%	5.87%	1.40%	10.24%
2029	0.38%	6.61%	(2.47)%	5.35%	1.52%	10.50%
2030	0.43%	6.62%	(2.34)%	5.31%	1.63%	10.69%
Sensitivity to macroeconomic scenarios
A sensitivity exercise has been carried out on the expected losses due to variations in the key hypotheses as they are the ones that introduce the greatest uncertainty in estimating such losses. As a first step, GDP and the House Price Index have been identified as the most relevant variables. These variables have been subjected to shocks of +/- 100 bps in their entire window with impact on the macro models. Independent sensitivities have been assessed, under the assumption of assigning a 100% probability to each determined scenario with these independent shocks.
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued; or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD or probability of default and LGD or loss given default) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation (with a positive amount indicating a provision and a negative amount indicating a reversal) in the expected loss for the Group and the main portfolios and geographical areas as of June 30, 2025 and December 31, 2024, is shown below:

EXPECTED LOSS VARIATION AS OF JUNE 30, 2025

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
-100 bps	178	161	16	1	33	24	9	118	114	3	7	5	2
+100 bps	(165)	(148)	(16)	(1)	(30)	(21)	(8)	(107)	(104)	(3)	(9)	(6)	(4)
Housing price
-100 bps						29
+100 bps						(28)

EXPECTED LOSS VARIATION AS OF DECEMBER 31, 2024

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
-100 bps	153	135	17	1	28	20	8	74	72	2	32	27	5
+100 bps	(170)	(145)	(20)	(1)	(26)	(18)	(8)	(92)	(89)	(3)	(33)	(21)	(9)
Housing price
-100 bps						28
+100 bps						(27)
Estimation model and additional adjustments to expected losses measurement
The Group periodically reviews its individual estimates and its models for the collective estimate of expected losses as well as the effect of macroeconomic scenarios on them. Although these updates incorporate the best information available at any given time, they may not fully reflect the most recent developments in the economic environment, especially in contexts of high uncertainty and volatility or very recent events still under development. In this regard, to estimate expected losses, what is described in Note 7 of the 2024 consolidated financial statements on individual and collective estimates of expected losses must be taken into account, as well as macroeconomic estimates and sensitivity to variations in key assumptions of macroeconomic scenarios.
In addition, the Group may supplement the expected losses to account for the effects that may not be included, either by considering additional risk factors, or by the incorporation of sectorial particularities or particularities that may affect a set of operations or borrowers, following a formal internal approval process established for this purpose, including evaluation by the relevant Global Risk Management Committee (GRMC) out of all GRMC committees, as described in the general risk management and control model chapter of the 2024 Consolidated Financial Statements. As of December 31, 2024, the Group had recorded a €33 million adjustment in Spain, due to the damage caused by the Isolated Depression at High Levels (DANA by its acronym in Spanish) in different Spanish municipalities between October 28 and November 4, 2024. There was no significant variation in the adjustment during the six months ended June 30, 2025.
6.2.4 Loss allowances
Below are the changes in the six months ended June 30, 2025, and the year ended December 31, 2024 in the loss allowances recognized on the condensed consolidated balance sheets to cover the estimated impairment or reversal of impairment on loans and advances of financial assets at amortized cost:

CHANGES IN LOSS ALLOWANCES OF LOANS AND ADVANCES AT AMORTIZED COST (MILLIONS OF EUROS)

	June 2025	December 2024
Balance at the beginning of the period	(11,630)	(11,316)
Increase in loss allowances charged to income	(6,004)	(11,646)
Stage 1	(1,120)	(2,021)
Stage 2	(813)	(1,677)
Stage 3	(4,071)	(7,949)
Decrease in loss allowances charged to income	3,175	5,823
Stage 1	791	1,362
Stage 2	642	1,554
Stage 3	1,742	2,907
Transfer to written-off loans, exchange differences and other	2,814	5,509
Balance at the end of the period	(11,645)	(11,630)
Liquidity and funding risk
Liquidity and funding management at BBVA is aimed at driving the sustained growth of the banking business, through access to a wide variety of alternative sources of funding and seeking optimal term and cost conditions. BBVA's business model, risk appetite framework and funding strategy are designed to reach a solid funding structure based on stable customer deposits, mainly retail (granular). As a result of this model, deposits have a high stability in each geographical area, representing close to 55% of the financing needs in Spain and Mexico. It is important to note that, given the nature of BBVA's business, lending is mainly financed through customer funds.
One of the key elements in the BBVA Group's liquidity and funding management is the maintenance of high-quality liquidity buffers in all geographical areas. Thus, the Group has maintained during the last 12 months an average volume of high-quality liquid assets (HQLA) of €125,581 million, of which 98% corresponded to maximum quality assets (level 1 in the liquidity coverage ratio, LCR).
Due to its subsidiary-based management model, BBVA is one of the few major European banks that follows the Multiple Point of Entry (“MPE”) resolution strategy: the parent company sets the liquidity policies, but the subsidiaries are self-sufficient and responsible for managing their own liquidity and funding (taking deposits or accessing the market based on their own credit rating). This strategy is intended to limit the spread of a liquidity crisis among the Group's different areas and ensure the adequate transmission of the cost of liquidity and financing to the price formation process.
The BBVA Group maintains a liquidity position in every geographical area in which it operates, with ratios in excess of the minimum required:
–The LCR requires banks to maintain a volume of high-quality liquid assets sufficient to withstand liquidity stress for 30 days. BBVA Group's consolidated LCR remained above 100% during the first half of 2025 and stood at 140% as of June 30, 2025. It should be noted that, given the MPE nature of BBVA, this ratio limits the numerator of the LCR for subsidiaries of BBVA S.A. to 100% of their net outflows, therefore, the resulting ratio is below that of the individual units (the LCR of the main components was 169% in BBVA, S.A., 160% in Mexico and 144% in Turkey). Without considering this restriction, the Group's LCR ratio was 168%.
–The net stable funding ratio (NSFR) requires banks to maintain a stable funding profile in relation to the composition of their assets and off-balance sheet activities. The BBVA Group's NSFR ratio stood at 126% as of June 30, 2025.
The main wholesale financing transactions carried out by the BBVA Group during the first half of 2025 are listed below, including a relevant transaction formalized in July.

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Coupon	Early redemption	Maturity date
BBVA, S.A.	AT1	Jan-25	1,000	USD	7.750%	Jan-32	Perpetual
	Tier 2	Feb-25	1,000	EUR	4.000%	Feb-32	Feb-37
	Senior non-preferred	Jul-25	1,000	EUR	3.125%	_	Jul-30
In addition, in May 2025, BBVA redeemed early, in whole, a series of senior preferred notes issued in May 2023 with an aggregate principal amount of €1 billion; in March 2025, it redeemed in full a USD 1 billion of Contingent Convertible Preferred Securities (AT1) series issued in 2019; and, in January 2025, it redeemed early, in whole, a €1 billion Tier 2 series issued in January 2020. In addition, on June 25, 2025, BBVA announced that the Board of Directors of BBVA has approved an issue of an AT1 series for a maximum amount of €1.5 billion (pending execution as at 30 June 2025). The specific terms of this issue will be communicated by BBVA at the time it is decided, if applicable, to carry out its execution.
BBVA Mexico issued in February 2025 USD 1 billion of Tier 2 subordinated debt with a coupon of 7.625%, and maturity in February 2035 (with an early redemption date in February 2030). In March 2025, an issue was made in the local market for 15 billion Mexican pesos, in two tranches, the first, BBVAMX 25, was placed for a term of three and a half years with a variable rate of TIIE overnight funding plus 32 basis points, while the second tranche, BBVAMX 25-2, closed at a fixed rate of 9.67% for a term of seven years.
In the first half of 2025, Garanti BBVA issued a total of USD 1,628 million of short-term senior MTNs (Medium term notes) in order to roll over maturities and generate liquidity. In June 2025, it renewed a sustainable syndicated loan in two tranches: one of USD 95.75 million and €99.275 million with a term of 367 days, and another of USD 191.5 million and €36 million, with a term of 734 days. The total cost of the agreement is, with respect to the 367-day euro tranches, SOFR+1.60% for the U.S. dollars sub-tranche and Euribor +1.35% for the euro sub-tranche, and, with respect to the 734-day euro tranches, SOFR+2.00% for the U.S. dollars sub-tranche and Euribor +1.75% for the euro sub-tranche. In addition, on June 24, 2025, Garanti BBVA launched an offering of subordinated bonds with a 10.5 year maturity, an early redemption option at 5.5 years and an aggregate principal amount of USD 500 million. The operation, structured in accordance with Basel III, was offered to institutional investors abroad and was completed on July 1, 2025.
In the first half of 2025, BBVA Argentina issued senior debt in the local market, a market that gained depth throughout the period. A total of four senior issues were made in February 2025, in both Argentine pesos and U.S. dollars. A total of 67 billion Argentine pesos (7 and 12 months) and USD 37 million (6 and 12 months) were issued. Two issues were made in June 2025, one in Argentine pesos for an amount of 115 billion Argentine pesos at one year and another for an amount of USD 62 million also at one year. The aggregate euro equivalent of these issues was €216 million.
In April 2025, BBVA Colombia issued a subordinated biodiversity bond, subscribed by the International Finance Corporation (IFC), for an amount of USD 45 million